Trade Accounts Receivable, Net - Summary of Trade Accounts Receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 992,724	S/ 1,031,270
Trade accounts receivable	848,590	667,519
Gross carrying amount [member]
Disclosure Of Accounts Receivable [line items]
Invoices receivable	459,721	903,878
Collection rights	546,351	150,065
Trade accounts receivable	1,006,072	1,053,943
Invoices receivable receivable	819,699	652,939
Collection rights	28,891	14,580
Trade accounts receivable	848,590	667,519
Accumulated impairment [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ (13,348)	S/ (22,673)